Consolidated statements of operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Total revenues	$ 97,019,878	$ 17,362,669	$ 20,302,052
Expenses
Voyage expenses	32,604,893	3,366,223	2,944,071
Voyage expenses – related party	1,202,449	218,192	250,241
Vessels' operating expenses	16,227,636	7,346,527	7,112,094
Vessels' operating expenses – related party	165,500	86,500	48,500
Dry-docking costs	1,890,247	14,380	935,565
Management fees – related party	1,045,640	527,425	503,355
General and administrative expenses (including $219,717, $311,676 and $296,274 to related party)	1,773,590	614,786	219,717
Depreciation	12,290,463	8,674,663	8,643,920
Total expenses	67,200,418	20,848,696	20,657,463
(Loss)/Income from operations	29,819,460	(3,486,027)	(355,411)
Other (expenses) / income
Interest and finance costs	(1,610,145)	(145,013)	(10,008)
Interest income	1,290,059	980	108
Foreign exchange (loss)/gain	11,554	(9,919)	(28,450)
Other expenses, net	(308,532)	(153,952)	(38,350)
Net (loss)/income	$ 29,510,928	$ (3,639,979)	$ (393,761)
(Loss)/Earnings per share attributable to common shareholders - basic	$ 0.19	$ (0.79)	$ (0.08)
(Loss)/Earnings per share attributable to common shareholders - diluted	$ 0.19	$ (0.79)	$ (0.08)
Weighted average number of shares, basic	128,384,995	4,775,272	4,775,272
Weighted average number of shares, diluted	128,773,970	4,775,272	4,775,272